SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT
Useful life
Buildings	20 years
Machinery and equipment	10 years
Office and electric equipment	3 years

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS
Useful life
Land use right	50 years
Patents	10 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31 2020	December 31, 2019
Year-end spot rate	US$1=RMB 6.5250	US$1=RMB 6.9618
Average rate	US$1=RMB 6.9042	US$1=RMB 6.9081